Annual Fund Operating Expenses - Moderate Allocation Portfolio - Moderate Allocation Portfolio	Apr. 29, 2021
Operating Expenses:
Management Fees	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.12%